Segments - Additional Information (Detail) - Operating segments [member]	12 Months Ended
Dec. 31, 2018
Disclosure of Operating Segments [Line Items]
Percentage of entity revenue	10.00%
Percentage of taxable profit	10.00%
Percentage of consolidated assets	10.00%